UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number 811-03883

                Scudder Flag Investors Communications Fund, Inc.
                ------------------------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
                  (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190
                                                    --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                           as of September 30, 2005  (Unaudited)
------------------------------------------------------------------------------------


Scudder Flag Investors Communications Fund
                                                               Shares      Value ($)
                                                           ------------------------

------------------------------------------------------------------------------------
    Common Stocks 98.4%
------------------------------------------------------------------------------------

Communications Equipment 4.2%
ADTRAN, Inc. (a)                                              460,000    14,490,000

Financials 9.4%
Capital One Financial Corp.                                   130,000    10,337,600
Erie Indemnity Co. "A" (a)                                     17,787       938,264
Freddie Mac                                                   241,000    13,606,860
Leucadia National Corp. (a)                                   154,650     6,665,415
The First Marblehead Corp.*                                    50,000     1,270,000
                                                                        -----------
                                                                         32,818,139

International Network Operations 12.7%
Chunghwa Telecom Co., Ltd. (ADR)                               85,800     1,588,158
Telefonica SA (ADR) (a)                                       482,663    23,804,939
Telefonos de Mexico SA de CV "L" (ADR) (a)                    835,800    17,777,466
Vodafone Group PLC (ADR) (a)                                   32,620       847,142
                                                                        -----------
                                                                         44,017,705

Media 20.9%
Comcast Corp. "A"*                                            126,035     3,702,908
Comcast Corp. Special "A"*                                    250,000     7,195,000
Cox Radio, Inc. "A"* (a)                                      350,000     5,320,000
Dex Media, Inc.                                               675,000    18,758,250
Discovery Holding Co. "A"*                                     63,895       922,644
Gray Television, Inc. (a)                                     703,700     7,452,183
Jupiter Telecommunications Co., Ltd.*                             250       216,041
Liberty Global, Inc. "A"*                                      38,484     1,042,147
Liberty Global, Inc. "C"*                                      38,484       990,963
Liberty Media Corp. "A"*                                      638,956     5,143,596
PagesJaunes SA                                                800,000    21,825,585
                                                                        -----------
                                                                         72,569,317

National Carriers 3.3%
Cincinnati Bell, Inc.*                                      2,595,100    11,444,391

Software & Applications 3.0%
Micromuse, Inc.*                                            1,000,000     7,880,000
NeuStar, Inc. "A"*                                             75,000     2,399,250
                                                                        -----------
                                                                         10,279,250

Speciality Services 6.8%
R.H. Donnelley Corp.*                                         372,900    23,589,654

Wireless Services 28.5%
Alamosa Holdings, Inc.*                                       500,000     8,555,000
America Movil SA de CV "L" (ADR)                              669,000    17,608,080
American Tower Corp. "A"*                                   1,464,500    36,539,275
Crown Castle International Corp.*                             708,300    17,445,429
NII Holdings, Inc.*                                           200,000    16,890,000
Nokia Oyj (ADR)                                               100,000     1,691,000
                                                                        -----------
                                                                         98,728,784

Wireless Telecommunication Services 9.6%
ALLTEL Corp.                                                  166,250    10,824,538
Sprint Nextel Corp.                                           823,876    19,591,771
UbiquiTel, Inc.*                                              325,000     2,840,500
                                                                        -----------
                                                                         33,256,809
                                                                        -----------
Total Common Stocks (Cost $227,229,126)                                 341,194,049

------------------------------------------------------------------------------------
    Securities Lending Collateral 5.8%
------------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.84%  (b) (c)    20,008,132    20,008,132
  (Cost $20,008,132)

------------------------------------------------------------------------------------
    Cash Equivalents 1.9%
------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (d)                6,673,461     6,673,461
  (Cost $6,673,461)

                                                               % of
                                                            Net Assets      Value ($)
                                                          ---------------------------
Total Investment Portfolio (Cost $ 253,910,719)                 106.1   367,875,642
Other Assets and Liabilities, Net                                (6.1)  (21,119,833)
------------------------------------------------------------------------------------
Net Assets                                                      100.0   346,755,809

*    Non-income producing security.

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $19,953,579 which is
     5.8 % of net assets.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c)  Represents collateral held in connection with securities lending.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Flag Investors Communications
                                    Fund, Inc.


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Flag Investors Communications
                                    Fund, Inc.


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005